Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Impairment Charges on Financial Assets

Impairment charges on financial assets for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Loans and advances(1)	¥126,623	¥141,457	¥118,750
Available-for-sale financial assets	10,185	71,510	29,606

Total impairment charges on financial assets	¥136,808	¥212,967	¥148,356

(1)	Cross-reference to provision for loan losses in the table of reconciliation of allowance for loan losses in Note 10 “Loans and Advances.”